SEGMENT AND GEOGRAPHIC INFORMATION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net sales	$ 883,000	$ 895,000	$ 3,370,000	$ 2,775,000	$ 3,655,000	$ 3,872,000
United States
Net sales					3,189,000	3,411,000
North America
Net sales					11,000	56,000
Europe
Net sales					108,000	133,000
Asia Pacific
Net sales					13,000	25,000
South America
Net sales					344,000	246,000
Africa
Net sales					$ 0	$ 1,000